Vanguard PRIMECAP Core Fund

Supplement to the Prospectus and Summary Prospectus
Dated January 27, 2012

Prospectus and Summary Prospectus Text Changes
The following text replaces similar text:

Investment Advisor
PRIMECAP Management Company

Portfolio Managers

Joel P. Fried, President of PRIMECAP. He has co-managed the Fund since its inception in 2004.

Theo A. Kolokotrones, Vice Chairman of PRIMECAP. He has co-managed the Fund since its inception in 2004.

Mitchell J. Milias, Chairman of PRIMECAP. He has co-managed the Fund since its inception in 2004.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has co-managed the Fund since its inception in 2004.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has co-managed the Fund since 2007.

Prospectus Text Changes

In the More on the Fund section, under the heading “Investment Advisor,” the following text replaces similar text:

The managers primarily responsible for the day-to-day management of the Fund are:

Joel P. Fried, President of PRIMECAP. He has worked in investment management since 1985; has been with PRIMECAP since 1986; has managed assets since 1987; and has co-managed the Fund since its inception in 2004. Education: B.S., University of California, Los Angeles; M.B.A., Anderson Graduate School of Business, University of California, Los Angeles.

(over, please)

Theo A. Kolokotrones, Vice Chairman of PRIMECAP. He has worked in investment management since 1970; has managed assets since 1979; has been with PRIMECAP since 1983; and has co-managed the Fund since its inception in 2004. Education: B.A., University of Chicago; M.B.A., Harvard Business School.

Mitchell J. Milias, Chairman of PRIMECAP. He has worked in investment management since 1964; has managed assets since 1967; has been with PRIMECAP since 1983; and has co-managed the Fund since its inception in 2004. Education: B.S., Stanford University; M.B.A., Harvard Business School.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 1997; has managed assets since 1999; and has co-managed the Fund since its inception in 2004. Education: B.S.E., Duke University; M.E.A., Virginia Polytechnic Institute and State University; M.B.A., Harvard Business School.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 2000; has managed assets since 2007; and has co-managed the Fund since 2007. Education: B.A., Colgate University; B.S., Washington University; M.B.A., Harvard Business School.

Each of these five individuals manages a portion of the Fund autonomously; there is no decision-making by committee. A small portion of the Fund’s assets is managed by individuals in PRIMECAP’s research department.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1220A 042012

Vanguard Fenway Funds

Supplement to the Statement of Additional Information Dated January 27, 2012

Change to Vanguard PRIMECAP Core Fund

The first paragraph under the heading “II. Vanguard PRIMECAP Core Fund” in the Investment Advisory Services
section is replaced with the following:

PRIMECAP Management Company (PRIMECAP), an investment advisory services firm founded in 1983, is a California corporation whose outstanding shares are owned by its directors and officers. The directors of the corporation and the offices they currently hold are: Mitchell J. Milias, Chairman; Theo A. Kolokotrones, Vice Chairman; Joel P. Fried,
President; and Alfred W. Mordecai, Executive Vice President. PRIMECAP provides investment advisory services to endowment funds, employee benefits plans, and foundations unrelated to Vanguard.

Under the same heading, the paragraph under the subheading “1. Other Accounts Managed” is replaced with the following:

Joel P. Fried, Theo A. Kolokotrones, Mitchell J. Milias, Alfred W. Mordecai, and M. Moshin Ansari jointly manage the
PRIMECAP Core Fund; as of September 30, 2011, the Fund held assets of $4.3 billion. As of September 30, 2011, each manager (except Mr. Milias and Mr. Ansari) also jointly managed six other registered investment companies with total assets of $36 billion and one other pooled investment vehicle with total assets of $741.5 million (none of which had advisory fees based on account performance). As of September 30, 2011, the managers also individually managed other accounts as follows: Mr. Fried, 29 accounts with total assets of $17.6 billion; Mr. Kolokotrones, 36 accounts with total assets of $17.6 billion; and Mr. Mordecai, 28 accounts with total assets of $17.6 billion (none of which had advisory fees based on account performance). As of September 30, 2011, Mr. Milias also jointly managed four other registered investment companies with total assets of $28.2 billion and 45 other accounts with total assets of $17.7 billion (none of which had advisory fees based on account performance). As of September 30, 2011, Mr. Ansari also jointly managed three other registered investment companies with total assets of $32.5 billion, one other pooled investment vehicle with total assets of $741.5 million, and ten other accounts with total assets of $13.1 billion (none of which had advisory fees based on account performance).

Also under the same heading, the paragraph under the subheading “4. Ownership of Securities” is replaced with the following:

As of September 30, 2011, Mr. Fried, Mr. Kolokotrones, Mr. Milias, and Mr. Mordecai each owned shares of Vanguard
PRIMECAP Core Fund in an amount exceeding $1 million; and Mr. Ansari owned shares of the Fund within the
$100,001–$500,000 range.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 065 042012